LEASE LIABILITIES (Details) - HKD ($)	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
As of April 1	$ 843	$ 1,827
Interest expenses	18	68
Lease payment	(861)	(1,052)
As of March 31		843
Lease Liabilities
Current potion		843
Maturity analysis
Less than one year	696	861
Total undiscounted lease liabilities	696	861
Amount representing implicit interest		(18)
Lease obligation	$ 696	$ 843